Regulatory Requirements	12 Months Ended
Mar. 31, 2026
Regulatory Requirements [Abstract]
REGULATORY REQUIREMENTS

24. REGULATORY REQUIREMENTS

SJFZ is a licensed corporation in Hong Kong regulated by HKSFC, the minimum liquid capital requirement is HK$3,000,000 (approximately $384,000) to carry out multiple regulated activities. The following table summarizes the minimum liquid capital as established by the HKSFC that the Company were required to maintain as of March 31, 2026 and 2025 and the actual amounts of capital that were maintained.

Capital requirements as of March 31, 2026	Minimum liquid capital requirements	Capital levels maintained
	$’000	$’000

Solomon JFZ (Asia) Holdings Limited	384	2,689

Capital requirements as of March 31, 2025	Minimum liquid capital requirements	Capital levels maintained
	$’000	$’000

Solomon JFZ (Asia) Holdings Limited	386	3,957

The Company’s operation subsidiary maintains a capital level greater than the minimum liquid capital requirements and it is in compliance with the minimum liquid capital requirement established by the HKSFC.